Going Concern and Management's Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Plans

Note 2 – Going Concern and Management’s Plans

As of June 30, 2019, the Company had a working capital deficiency and a stockholders’ deficiency of $9,786,144 and $8,942,471, respectively. During the three and six months ended June 30, 2019, the Company incurred net losses of $4,157,190 and $8,040,362, respectively. These conditions indicate that there is substantial doubt about the Company’s ability to continue as a going concern within the next twelve months from the filing date of this report.

The Company’s primary source of operating funds since inception has been equity and debt financings. The Company intends to continue to raise additional capital through debt and equity financings. There is no assurance that these funds will be sufficient to enable the Company to fully complete its development activities or attain profitable operations. If the Company is unable to obtain such additional financing on a timely basis or, notwithstanding any request the Company may make, the Company’s debt holders do not agree to convert their notes into equity or extend the maturity dates of their notes, the Company may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to discontinue its operations and liquidate.

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The unaudited condensed consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

Subsequent to June 30, 2019, the Company has received aggregate debt proceeds of $1,666,000, debt (inclusive of accrued interest) of $339,480 has been exchanged for common stock, $1,644,778 of debt (inclusive of accrued interest and prepayment premiums) has been repaid, and the due date for the repayment of $1,053,102 of debt has been further extended to dates ranging between July 2019 (each of which were subsequently exchanged for common stock or further extended) and July 2020. As a result, the Company expects to have the cash required to fund its operations through September 2019 while it continues to apply efforts to raise additional capital. While there can be no assurance that it will be successful, the Company is in negotiations to raise additional capital. As of the filing date of this report, the Company has a note payable with a principal balance of $144,000 which is past due. The Company is currently in the process of negotiating an extension with respect to this note, though there can be no assurance that the Company will be successful. See Note 9 – Subsequent Events for details regarding the Company entering into a securities purchase agreement with an investor for the purchase of preferred stock, a warrant and a convertible note and exchange agreements with respect to the exchange of debt for common stock and warrants.

Note 2 – Going Concern and Management’s Plans

As of December 31, 2018, the Company had a working capital deficiency and a stockholders’ deficiency of $9,073,901 and $8,641,038, respectively. During the years ended December 31, 2018 and 2017, the Company incurred net losses of $12,517,803 and $9,444,655, respectively. These conditions indicate that there is substantial doubt about the Company’s ability to continue as a going concern within one year after the financial statement issuance date.

The Company’s primary source of operating funds since inception has been equity and debt financings. The Company intends to continue to raise additional capital through debt and equity financings. There is no assurance that these funds will be sufficient to enable the Company to fully complete its development activities or attain profitable operations. If the Company is unable to obtain such additional financing on a timely basis or, notwithstanding any request the Company may make, the Company’s debt holders do not agree to convert their notes into equity or extend the maturity dates of their notes, the Company may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to discontinue its operations and liquidate.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

Subsequent to December 31, 2018, the Company has received aggregate equity financings and debt financings of $600,000 and $3,073,918, respectively, debt (inclusive of accrued interest) of $643,900 has been exchanged for common stock, $1,254,805 of debt (inclusive of accrued interest and prepayment premiums) has been repaid, and the due date for the repayment of an aggregate $155,000 of debt has been extended to December 2020. As a result, the Company expects to have the cash required to fund its operations through April 2019 while it continues to apply efforts to raise additional capital. While there can be no assurance that it will be successful, the Company is in negotiations to raise additional capital. As of the filing date of this report, the Company has notes payable with an aggregate principal balance of $107,500 which are past due. The Company is currently in the process of negotiating repayments or discussing conversions to equity with respect to one of these notes. However, there can be no assurance that the Company will be successful in repaying or converting the note. See Note 12 – Subsequent Events for additional details.